Net Sales and Long Lived Assets by Regions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended													12 Months Ended
	May 31, 2014		Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012		May 31, 2014		May 31, 2013		May 31, 2012
Segment Reporting Information [Line Items]
Net Sales	$ 1,276,782		$ 863,410	$ 1,071,487	$ 1,164,674	$ 1,170,779	[1]	$ 843,736	[2],[3],[4]	$ 1,017,426	[2],[3],[5]	$ 1,046,714	[2],[3],[6]	$ 4,376,353	[7]	$ 4,078,655	[7]	$ 3,777,416	[7]
Long-Lived Assets	2,308,127	[8]				2,229,254	[8]							2,308,127	[8]	2,229,254	[8]	1,824,494	[8]
UNITED STATES
Segment Reporting Information [Line Items]
Net Sales														2,581,208	[7]	2,404,835	[7]	2,219,680	[7]
Long-Lived Assets	1,374,340	[8]				1,311,640	[8]							1,374,340	[8]	1,311,640	[8]	1,124,403	[8]
Foreign
Segment Reporting Information [Line Items]
Net Sales														1,795,145	[7]	1,673,820	[7]	1,557,736	[7]
Long-Lived Assets	933,787	[8]				917,614	[8]							933,787	[8]	917,614	[8]	700,091	[8]
Foreign | CANADA
Segment Reporting Information [Line Items]
Net Sales														342,312	[7]	350,579	[7]	346,238	[7]
Long-Lived Assets	125,401	[8]				126,172	[8]							125,401	[8]	126,172	[8]	128,392	[8]
Foreign | Europe
Segment Reporting Information [Line Items]
Net Sales														1,031,686	[7]	908,139	[7]	919,124	[7]
Long-Lived Assets	340,146	[8]				340,592	[8]							340,146	[8]	340,592	[8]	315,228	[8]
Foreign | Other Foreign Country
Segment Reporting Information [Line Items]
Net Sales														421,147	[7]	415,102	[7]	292,374	[7]
Long-Lived Assets	208,411	[8]				213,726	[8]							208,411	[8]	213,726	[8]	64,316	[8]
Foreign | UNITED KINGDOM
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 259,829	[8]				$ 237,124	[8]							$ 259,829	[8]	$ 237,124	[8]	$ 192,155	[8]

[1]	For the quarter ended May 31, 2013, we recorded $23.9 million in restructuring expense, including $3.9 million in inventory markdowns. We also recorded bad debt for the remaining amount of our loan to Kemrock totaling $4.0 million and wrote off our remaining investment in Kemrock common stock and in Kemrock convertible debt for a combined loss of $18.5 million. Additionally, we reduced our estimated accrual for our agreement in principle with the GSA by $3.7 million. The combined impact of these items on net income and earnings per share for the fourth quarter was $30.0 million and $0.23 per share, respectively.
[2]	Restated
[3]	During August 2014, we determined that there was an error in the timing of the disclosure and accrual of loss reserves associated with our settlement of the GSA and DOJ investigation into compliance issues related to GSA contracts at our Tremco Group. We filed amended Quarterly Reports on Form 10-Q/A in August 2014 with corrected financial statements for the periods ended August 31, 2012, November 30, 2012 and February 28, 2013. The corrections reduced net income by $7.2 million and $10.8 million for the quarterly periods ended August 31, 2012 and November 30, 2012, respectively, and increased net income for the quarterly period ended February 28, 2013 by $18.0 million. The corrections reduced basic and diluted earnings per share by $0.06 for the quarter ended August 31, 2012; and by $0.09 and $0.08, respectively, for the quarterly period ended November 30, 2012; and increased basic and diluted earnings per share by $0.14 for the quarterly period ended February 28, 2013. The figures presented in the table above represent the corrected amounts for each quarter.
[4]	For the quarter ended February 28, 2013, net income was impacted by $1.6 million for the impact of a strategic repositioning of certain industrial segment operations in Brazil. Additionally, we recorded a charge for $40.5 million ($34.6 million after-tax) in relation to the items described in (e) below.
[5]	For the quarter ended November 30, 2012, we wrote down our remaining investment in Kemrock, which impacted net income and earnings per share by $10.8 million and $0.09 per share, respectively. Additionally, we recorded a charge for $16.9 million ($10.8 million after-tax) in relation to the items described in (e) below.
[6]	For the quarter ended August 31, 2012, net sales and gross profit were reduced by $2.9 million and $5.4 million, respectively, for revised cost estimates on unprofitable contracts related to our industrial segment, and $5.6 million in exit costs associated with those activities that impacted pretax income. Additionally, we wrote down an investment in Kemrock totaling $40.3 million and recognized $5.0 million in bad debt from our loan to Kemrock. The combined impact on net income and earnings per share was $50.9 million and $0.38 per share, respectively. Lastly, we recorded a charge for $11.4 million ($7.2 million after-tax) in relation to the items described in (e) below.
[7]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[8]	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.